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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20519

                                  FORM 24F-2
                       Annual Notice of securities sold
                            Pursuant to Rule 24F-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.   Name and address of issuer:

         Alexander Hamilton, Variable Annuality Separate Account
         32991 Hamilton Court
         Farmington Hills, MI 48334

2. The name of each series of or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes:   [x]

3.   Investment Company Act File Number:  811-8374
     Securities Act File Number:  33-75714

4(a).     Last day of fiscal year for which this notice is filed:

          December 31,1997

4(b). [_] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).
          (see Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due;

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registrations fee:

       (i)   Aggregate sale price of securities sold            $14,288,604.21
                                                                --------------
             during the fiscal year pursuant to
             section 24(f);

       (ii)  Aggregate price securities redeemed as             $ 9,084,637.37
                                                                --------------
             repurchased during the fiscal year:

       (iii) Aggregate price of securities redeemed or          $
                                                                --------------
             repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

       (iv)  Total available redemption credits [add
             Item 5(ii) and 5 (iii):                            ______________

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      (v) Net Sales - if Item 5(I) is greater than              $ 5,203,966.84
                                                                  -------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5 (i)]:

     (vi) Redemption credits available for use in               $ (           )
                                                                  -------------
          future years -- if Item 5(i) is less than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]

    (vii) Multiplier for determining registration
          fee (See Instruction C.9):                            x      .000295
                                                                  -------------

   (viii) Registration fee due (multiply Item 5(v)             =$     1,535.17
                                                                  =============
          by Item 5(vii) (enter "0" if no fee is
          due):

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of
     securities (number of shares or other units) deducted here:             .
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:             .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                               +$ N/A
                                                                  =============

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                               =$     1,535.17
                                                                  =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: On or about March 31, 1998


          Method of Delivery

                    [X]  Wire Transfer
                    [_]  Mail or other means


                                  SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


     By (Signature and Title)*

                                   /s/ Thomas Awood, Assistant Counsel

     Date: March 31, 1998